Cash and cash equivalents	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
5 CASH AND CASH EQUIVALENTS

	Average yield p.a. %		06/30/2024	12/31/2023
Cash and banks (1)	5.26%		5,293,540	6,561,558

Cash equivalents
Local currency
Fixed-term deposits (compromised)	102.30	% of CDI	1,952,958	1,784,313
			7,246,498	8,345,871
(1)Refers mainly to investments in foreign currency under the Sweep Account modality, which is a remunerated account the balance of which is invested and made available automatically each day.